Share Based Payments (Details Textual) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Share Based Payments (Textual)
Fair value of the share option instruments		$ 6,217	$ 2,305	$ 6,591
Fair value of the warrant instruments	$ 1,397,662	340,501
Share-based payment	$ 89,431	$ 120,441	$ 156,424
Expected term of the awards		15 years